UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03850

Exact name of registrant as specified in charter:	Delaware Group® Tax Free Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

Schedule of investments

Delaware Tax-Free USA Fund — May 31, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.00%		
Corporate Revenue Bonds – 12.66%		
Buckeye, Ohio Tobacco Settlement Financing Authority Series A-2 5.875% 6/1/47	3,000,000	$ 2,469,330
Gaston County, North Carolina Industrial Facilities & Pollution Control Financing Authority (National Gypsum Co. Project) 5.75% 8/1/35 (AMT)	1,810,000	1,810,054
Gloucester County, New Jersey Pollution Control Financing Authority (Keystone Urban Renewal) Series A 5.00% 12/1/24 (AMT)	735,000	814,828
Golden State, California Tobacco Securitization Corporate Settlement Revenue Asset-Backed Senior Notes Series A-1 5.75% 6/1/47	6,875,000	5,804,769
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue (Deer Park Refining Project) 5.00% 2/1/23	2,955,000	3,226,830
Houston, Texas Airport System Revenue (United Airlines) 5.00% 7/1/29 (AMT)	1,600,000	1,624,768
Illinois Railsplitter Tobacco Settlement Authority		
6.00% 6/1/28	6,000,000	7,036,260
6.25% 6/1/24	6,810,000	7,555,627
Indianapolis, Indiana Airport Authority Revenue Special Facilities (Federal Express Corp. Project) 5.10% 1/15/17 (AMT)	2,750,000	3,040,455
Maryland Economic Development Corporation Revenue (CNX Marine Terminals) 5.75% 9/1/25	3,375,000	3,659,816
M-S-R Energy Authority, California Gas Revenue Series A 6.125% 11/1/29	1,915,000	2,364,833
New Jersey Economic Development Authority Special Facilities Revenue (Continental Airlines, Inc. Project)		
4.875% 9/15/19 (AMT)	1,760,000	1,802,733
Series B 5.625% 11/15/30 (AMT)	1,365,000	1,458,694
New York City, New York Industrial Development Agency Special Facilities Revenue (American Airlines - JFK International Airport) 7.75% 8/1/31 (AMT)•	2,000,000	2,207,360
New York State Liberty Development Corporation Revenue (Second Priority - Bank of America Tower) Class 3 6.375% 7/15/49	1,000,000	1,097,930
Ohio State Air Quality Development Authority Revenue (First Energy Generation) Series A 5.70% 8/1/20	4,750,000	5,501,973
Parish of St. John the Baptist, Louisiana (Marathon Oil) Series A 5.125% 6/1/37	1,875,000	1,963,856

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Corporate Revenue Bonds (continued)		
Port of Seattle, Washington Industrial Development Corporation Special Facilities Revenue (Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	$ 2,012,500
Salt Verde, Arizona Financial Senior Gas Revenue 5.00% 12/1/37	4,900,000	5,458,453
Shoals, Indiana (National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,940,000	2,124,125
Tobacco Settlement Financing Corporation, New Jersey Revenue Series 1A 5.00% 6/1/41	7,265,000	5,740,149
Valparaiso, Indiana (Pratt Paper, LLC Project) 7.00% 1/1/44 (AMT)	1,780,000	1,989,417
		70,764,760
Education Revenue Bonds – 11.94%		
Bowling Green, Ohio Student Housing Revenue CFP I (State University Project) 6.00% 6/1/45	5,295,000	5,568,063
California Statewide Communities Development Authority School Facility Revenue (Aspire Public Schools) 6.125% 7/1/46	5,145,000	5,293,279
Connecticut State Health & Educational Facilities Authority Revenue (Yale University) Series A-1 5.00% 7/1/25	3,000,000	3,467,400
Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue (Riverside Military Academy Project) 5.125% 3/1/37	2,850,000	2,494,434
Louisiana Public Facilities Authority Revenue (Southwest Louisiana Charter Academy Foundation Project) Series A 8.375% 12/15/43	1,875,000	1,993,350
Marietta, Georgia Development Authority Revenue (Life University Income Project) 7.00% 6/15/39	4,200,000	4,273,920
Massachusetts Development Finance Agency (Harvard University) Series B-2 5.25% 2/1/34	5,000,000	5,844,050
Massachusetts State Health & Educational Facilities Authority Revenue (Harvard University)		
Series A 5.00% 12/15/29	5,000,000	5,808,750
Series A 5.50% 11/15/36	4,515,000	5,292,889
Missouri State Health & Educational Facilities Authority (Washington University) Series A 5.375% 3/15/39	5,000,000	5,609,750
New Jersey Economic Development Authority Revenue (Provident Group - Montclair) 5.875% 6/1/42	4,225,000	4,635,797

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Education Revenue Bonds (continued)		
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue		
(University Properties Inc. - East Stroudsburg University of Pennsylvania) 5.00% 7/1/31	6,000,000	$ 6,174,600
Private Colleges & Universities Authority, Georgia Revenue		
(Mercer University) Series A 5.00% 10/1/32	1,360,000	1,419,718
Provo, Utah Charter School Revenue		
(Freedom Academy Foundation Project) 5.50% 6/15/37	1,565,000	1,482,869
San Juan, Texas Higher Education Finance Authority Education Revenue		
(Idea Public Schools) Series A 6.70% 8/15/40	1,500,000	1,737,675
St. Louis, Missouri Industrial Development Authority Revenue		
(Confluence Academy Project)		
Series A 5.25% 6/15/25	1,150,000	1,111,647
Series A 5.35% 6/15/32	2,300,000	2,135,090
University of Pittsburgh		
(Capital Project) Series B 5.00% 9/15/28	2,090,000	2,403,437
		66,746,718
Electric Revenue Bonds – 3.75%		
California State Department of Water Resources		
Series L 5.00% 5/1/20	5,000,000	6,039,650
City Public Service Board of San Antonio, Texas		
5.00% 2/1/22	5,040,000	6,110,849
5.25% 2/1/24	7,000,000	8,799,280
		20,949,779
Healthcare Revenue Bonds – 12.75%		
Alachua County, Florida Health Facilities Authority		
(Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,171,360
Brevard County, Florida Health Facilities Authority Health Care Revenue		
(Health First Inc. Project) 7.00% 4/1/39	4,065,000	4,722,107
Butler County, Pennsylvania Hospital Authority Revenue		
(Butler Health System Project) 7.125% 7/1/29	2,500,000	2,967,450
California Statewide Communities Development Authority		
(Kaiser Permanente) Series A 5.00% 4/1/42	2,000,000	2,166,880
Cleveland - Cuyahoga County, Ohio Port Authority Revenue Senior Housing		
(St. Clarence - Geac) Series A 6.25% 5/1/38	1,500,000	1,459,125
Colorado Health Facilities Authority Revenue		
(American Baptist) 8.00% 8/1/43	2,040,000	2,379,905
(Evangelical Lutheran) Series A 5.25% 6/1/34	4,275,000	4,279,104

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Healthcare Revenue Bonds (continued)		
Colorado Health Facilities Authority Revenue		
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	1,875,000	$ 2,066,269
Fairfax County, Virginia Industrial Development Authority Revenue		
(Inova Health Services) Series A 5.50% 5/15/35	2,500,000	2,797,525
Illinois Finance Authority Revenue		
(Silver Cross & Medical Centers) 7.00% 8/15/44	3,000,000	3,381,570
Koyukuk, Alaska Revenue		
(Tanana Chiefs Conference Health Care Facility Project) 7.75% 10/1/41	3,000,000	3,300,900
Louisiana Public Facilities Authority Revenue		
(Ochsner Clinic Foundation Project) 6.50% 5/15/37	2,190,000	2,535,473
Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue		
(Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	4,141,841
Montgomery County, Pennsylvania Industrial Development Authority Revenue		
(Whitemarsh Continuing Care) 6.00% 2/1/21	3,075,000	3,140,497
New York State Dormitory Authority Revenue Non State Supported Debt		
(North Shore Long Island Jewish Health System) Series A 5.50% 5/1/37	3,000,000	3,261,840
(Orange Regional Medical Center)		
6.25% 12/1/37	2,250,000	2,321,010
6.50% 12/1/21	2,745,000	3,001,575
North Carolina Medical Care Commission Health Care Facilities Revenue		
(First Mortgage - Galloway Ridge Project) Series A 5.875% 1/1/31	1,555,000	1,608,476
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	3,260,000	3,293,904
Ohio State Higher Educational Facility Community Revenue		
(Cleveland Clinic Health System Obligation Group) Series A 5.25% 1/1/33	2,000,000	2,205,920
Orange County, New York Funding Corporation Assisted Living Residence Revenue		
6.50% 1/1/46	3,000,000	2,840,760
Oregon Health & Science University Revenue		
(Capital Appreciation Insured) Series A 5.75% 7/1/21 (NATL-RE)^	2,000,000	1,658,540

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Healthcare Revenue Bonds (continued)		
Palm Beach County, Florida Health Facilities Authority		
(Sinai Residences Boca Raton Project)		
7.25% 6/1/34	120,000	$ 133,696
Series A 7.50% 6/1/49	610,000	680,870
Rochester, Minnesota		
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,350,000	2,552,288
Southwestern Illinois Development Authority Revenue		
(Memorial Group Inc.) 7.125% 11/1/43	2,000,000	2,130,360
Tempe, Arizona Industrial Development Authority Revenue		
(Friendship Village) Series A 6.25% 12/1/46	1,000,000	1,046,080
West Virginia Hospital Finance Authority Revenue		
(Highland Hospital Obligation Group) 9.125% 10/1/41	2,900,000	2,968,411
Wisconsin Health & Educational Facilities Authority Revenue		
(Sauk-Prairie Memorial Hospital Inc.)		
Series A 5.125% 2/1/38	1,075,000	1,037,074
		71,250,810
Housing Revenue Bonds – 1.21%		
California Municipal Finance Authority Mobile Home Park Revenue		
(Caritas Projects) Series A 6.40% 8/15/45	4,705,000	5,111,983
Williston, North Dakota		
(Eagle Crest Apartments, LLC Project) 7.75% 9/1/38	1,620,000	1,681,366
		6,793,349
Lease Revenue Bonds – 2.70%		
New Jersey Economic Development Authority		
(School Facilities Construction)		
Series EE 5.00% 9/1/18	2,890,000	3,325,928
Series GG 5.75% 9/1/23	1,000,000	1,197,650
Series NN 5.00% 3/1/20	3,500,000	4,063,430
New York City, New York Industrial Development Agency Trips		
Series A 5.00% 7/1/28 (AMT)	1,685,000	1,803,978
Public Finance Authority, Wisconsin Airport Facilities Revenue		
(AFCO Investors II Portfolio) 5.75% 10/1/31 (AMT)	2,245,000	2,188,359
St. Louis, Missouri Industrial Development Authority Leasehold Revenue		
(Convention Center Hotel) 5.80% 7/15/20 (AMBAC)^	3,035,000	2,494,922
		15,074,267

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Local General Obligation Bonds – 5.33%		
Fairfax County, Virginia		
(Public Improvement) Series A 5.00% 10/1/19	9,000,000	$ 10,762,290
Georgetown, Texas Independent School District		
(School Building)		
5.00% 8/15/24 (PSF)	1,430,000	1,690,703
5.00% 8/15/26 (PSF)	1,000,000	1,176,540
New York City, New York		
Series A 5.00% 8/1/19	2,690,000	3,175,599
Series I-1 5.375% 4/1/36	5,000,000	5,753,650
Subseries D-1 5.00% 10/1/36	6,500,000	7,219,420
		29,778,202
Pre-Refunded / Escrowed to Maturity Bonds – 5.84%§		
Cape Girardeau County, Missouri Industrial Development Authority Health Care Facilities Revenue		
(Southeast Missouri Hospital) 5.25% 6/1/16 (NATL-RE)	165,000	173,057
Greene County, Missouri Single Family Mortgage Revenue Municipal Multiplier		
(Private Mortgage Insurance) 11.75% 3/1/16 ^	1,225,000	1,216,780
Missouri State Highways & Transportation Commission State Road Revenue		
Series B 5.00% 5/1/24-16	9,000,000	9,758,340
New Jersey Educational Facilities Authority Revenue		
(University of Medicine & Dentistry) Series B 7.50% 12/1/32-19	1,435,000	1,874,311
Oklahoma State Turnpike Authority Revenue		
(First Senior) 6.00% 1/1/22	13,535,000	17,520,529
Virgin Islands Public Finance Authority Revenue		
Series A 7.30% 10/1/18	1,390,000	1,605,172
Wisconsin Housing & Economic Developing Authority Revenue		
6.10% 6/1/21-17 (FHA)	450,000	505,926
		32,654,115
Special Tax Revenue Bonds – 14.26%		
Brooklyn Arena Local Development Corporation, New York Pilot Revenue		
(Barclays Center Project) 6.50% 7/15/30	8,230,000	9,309,858
California State Economic Recovery		
Series A 5.25% 7/1/21	3,130,000	3,749,396
Denver, Colorado Convention Center Hotel Authority Revenue Senior		
5.00% 12/1/35 (SGI)	1,305,000	1,325,880
Henderson, Nevada Local Improvement Districts No.T-18		
5.30% 9/1/35	1,660,000	1,362,744

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Special Tax Revenue Bonds (continued)		
Hollywood, Florida Community Redevelopment Agency Revenue		
(Beach CRA) 5.625% 3/1/24	1,200,000	$ 1,202,436
Missouri State Environmental Improvement & Energy Water Pollution Control Revenue		
(State Revolving Fund Project) Series A 6.05% 7/1/16 (AGM)	415,000	416,992
Mosaic, Virginia District Community Development Authority Revenue		
Series A 6.875% 3/1/36	3,980,000	4,582,254
New Jersey Economic Development Authority Revenue		
5.00% 6/15/25	3,000,000	3,318,360
5.00% 6/15/28	2,695,000	2,925,988
New Jersey Transportation Trust Fund Authority		
Series B 5.00% 6/15/21	3,235,000	3,794,752
Series B 5.50% 6/15/31	10,000,000	11,470,200
(Transportation Program) Series AA 5.00% 6/15/44	2,280,000	2,452,414
New York City, New York Industrial Development Agency		
(Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,206,290
New York City, New York Transitional Finance Authority Future Tax Secured Fiscal 2011		
Series A-1 5.00% 11/1/42	10,000,000	11,114,000
Series C 5.25% 11/1/25	6,000,000	7,133,220
Series D 5.00% 2/1/26	3,000,000	3,506,790
New York Sales Tax Asset Receivables		
Series A 5.25% 10/15/27 (AMBAC)	1,000,000	1,018,130
New York State Dormitory Authority State Personal Income Tax Revenue		
Series B 5.25% 3/15/38	6,000,000	6,853,800
Tampa, Florida Sports Authority Revenue Sales Tax		
(Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	1,000,000	1,113,300
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue		
(Capital Appreciation - Sales Tax Subordinate Lien) 6.07% 6/1/21 ^	2,645,000	1,836,106
		79,692,910
State General Obligation Bonds – 9.79%		
California State		
5.25% 11/1/40	3,795,000	4,255,979
Various Purposes		
5.00% 9/1/22	2,180,000	2,650,815
5.00% 11/1/43	3,000,000	3,321,540
6.00% 4/1/38	4,060,000	4,797,742

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
State General Obligation Bonds (continued)		
California State		
Various Purposes		
6.50% 4/1/33	2,570,000	$ 3,150,357
Georgia State		
Series I 5.00% 7/1/21	5,000,000	6,106,600
Minnesota State		
(Various Purposes) Series F 5.00% 10/1/20	5,000,000	6,041,250
New Jersey State		
(Various Purposes) Series Q 5.00% 8/15/19	2,190,000	2,577,170
North Carolina State Public Improvement		
Series A 5.00% 5/1/20	10,585,000	12,748,256
Washington State (Various Purposes)		
Series R-C 5.00% 7/1/21	7,500,000	9,070,725
		54,720,434
Transportation Revenue Bonds – 11.84%		
Central Texas Regional Mobility Authority Revenue		
Senior Lien 6.00% 1/1/41	5,160,000	5,736,372
Maryland Economic Development Corporation Revenue		
(Transportation Facilities Project) Series A 5.75% 6/1/35	5,075,000	5,405,484
Metropolitan Washington Airports Authority		
(Dulles Metrorail and Capital) 5.00% 10/1/53	4,725,000	4,937,814
New Jersey Transportation Trust Fund Authority		
(Transportation Program) Series AA 5.00% 6/15/24	5,000,000	5,761,450
North Texas Tollway Authority Revenue		
(First Tier) Series A 6.00% 1/1/24	3,345,000	3,808,851
Phoenix, Arizona Civic Improvement Corporation Airport		
Revenue Junior Lien		
Series A 5.00% 7/1/26	1,800,000	2,063,520
Port Authority of New York & New Jersey Special Project		
(JFK International Air Terminal)		
6.00% 12/1/42	4,735,000	5,286,864
6.50% 12/1/28	5,500,000	5,759,270
St. Louis, Missouri Airport Revenue		
(Lambert-St. Louis International)		
Series A-1 6.625% 7/1/34	5,995,000	6,914,993
Texas Private Activity Bond Surface Transportation		
Corporate Senior Lien		
(LBJ Infrastructure)		
7.00% 6/30/40	5,715,000	6,819,538
7.50% 6/30/33	1,560,000	1,923,230
(Mobility Partners)		
6.75% 6/30/43 (AMT)	2,490,000	3,025,773

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Transportation Revenue Bonds (continued)		
Texas Private Activity Bond Surface Transportation Corporate Senior Lien (Mobility Partners)		
6.875% 12/31/39	5,500,000	$ 6,464,315
7.00% 12/31/38 (AMT)	1,830,000	2,275,001
		66,182,475
Water & Sewer Revenue Bonds – 5.93%		
Atlanta, Georgia Water & Wastewater Revenue Series A 6.25% 11/1/39	5,500,000	6,460,795
California Pollution Control Financing Authority Water Revenue 144A 5.00% 11/21/45 (AMT)#	5,750,000	5,880,640
Massachusetts Water Pollution Abatement Trust (State Revolving Fund) Subseries 17A 5.00% 2/1/21	3,980,000	4,826,984
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue		
(Fiscal 2009) Series A 5.75% 6/15/40	4,000,000	4,603,960
(Second Generation Fiscal 2014) Series BB 5.00% 6/15/46	5,000,000	5,481,450
San Francisco, California City & County Public Utilities Commission Water Revenue Series F 5.00% 11/1/27	5,000,000	5,925,750
		33,179,579
Total Municipal Bonds (cost $498,550,635)		**547,787,398**
Total Value of Securities – 98.00% (cost $498,550,635)		**547,787,398**
Receivables and Other Assets Net of Liabilities – 2.00%		**11,170,773**
Net Assets – 100.00%		**$558,958,171**

\# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2014, the aggregate value of Rule 144A securities was $5,880,640 which represented 1.05% of the Fund's net assets. See Note 3 in "Notes."

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

• Variable rate security. The rate shown is the rate as of May 31, 2014. Interest rates reset periodically.

^ Zero coupon security. The rate shown is the yield at the time of purchase.

§ Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
FHA – Federal Housing Administration
NATL-RE – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund
SGI – Insured by Syncora Guarantee Inc.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Tax Free Fund – Delaware Tax-Free USA Fund (Fund). This report covers the period of time since the Fund's last fiscal year end.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken for all open federal income tax years (Aug. 31, 2010–Aug. 31, 2013), and has concluded that no provision for federal income tax is required in the Fund's financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net

investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At May 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$498,863,537
Aggregate unrealized appreciation	$ 50,606,766
Aggregate unrealized depreciation	(1,682,905)
Net unrealized appreciation	$ 48,923,861

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 – Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 – Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 – Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of

securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of May 31, 2014:

	Level 2
Municipal Bonds	$547,787,398

During the period ended May 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At May 31, 2014, there were no Level 3 investments.

3. Geographic, Credit, and Market Risks

The Fund concentrates its investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Fund has the flexibility to invest in issuers in U.S. territories such as Puerto Rico, the U.S. Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The value of the Fund's investments may be adversely affected by new legislation within the U.S. states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2014, 2.16% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

As of May 31, 2014, the Fund invested in municipal bonds issued by the states of California, New Jersey and New York which constituted approximately 10.83%, 10.24% and 16.81%, respectively, of the Fund's portfolio. These investments could make the Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor's Financial Services LLC (S&P) and lower than Baa3 by Moody's Investors Service, Inc. (Moody's), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties,

through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of May 31, 2014, no securities have been determined to be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2014 that would require recognition or disclosure in the Fund's schedule of investments.

Schedule of investments

Delaware Tax-Free USA Intermediate Fund — May 31, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 92.58%		
Corporate Revenue Bonds – 12.00%		
Allegheny County, Pennsylvania Industrial Development Authority Revenue		
(Environmental Improvement - U.S. Steel Corp. Project) 6.50% 5/1/17	2,305,000	$ 2,488,524
Chesterfield County, Virginia Economic Development Authority Pollution Control Revenue		
(Virginia Electric & Power) Series A 5.00% 5/1/23	1,460,000	1,629,053
City of Houston, Texas Airport System Revenue		
(United Airlines Inc. Terminal E Project) 4.75% 7/1/24 (AMT)	1,500,000	1,527,150
Gloucester County, New Jersey Pollution Control Financing Authority		
(Keystone Urban Renewal-Logan Generating) Series A 5.00% 12/1/24 (AMT)	1,015,000	1,125,239
Golden State, California Tobacco Securitization Corporate Settlement Revenue Asset-Backed Senior Notes		
Series A-1 4.50% 6/1/27	12,485,000	11,401,177
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue		
(Deer Park Refining Project) 5.00% 2/1/23	2,750,000	3,002,973
Illinois Railsplitter Tobacco Settlement Authority		
5.25% 6/1/20	7,160,000	8,422,881
6.25% 6/1/24	7,500,000	8,321,175
Indianapolis, Indiana Airport Authority Revenue Special Facilities		
(Federal Express Corp. Project) 5.10% 1/15/17 (AMT)	750,000	829,215
Iowa Finance Authority Pollution Control Facilities Revenue		
(Interstate Power) 5.00% 7/1/14 (FGIC)	2,000,000	2,007,780
Maricopa County, Arizona Corporation Pollution Control Revenue		
(Public Service - Palo Verde Project) Series B 5.20% 6/1/43 •	6,000,000	6,709,380
Maryland Economic Development Corporation Pollution Control Revenue		
(CNX Marine Terminals) 5.75% 9/1/25	3,825,000	4,147,792
(Potomac Electric Project) 6.20% 9/1/22	1,780,000	2,110,777
Michigan State Strategic Fund Limited Obligation Revenue		
(Dow Chemical project) Series B-2 6.25% 6/1/14	4,500,000	4,500,675
New Jersey Economic Development Authority Special Facilities Revenue		
(Continental Airlines, Inc. Project)		
4.875% 9/15/19 (AMT)	3,530,000	3,615,708
Series B 5.625% 11/15/30 (AMT)	1,890,000	2,019,730

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Corporate Revenue Bonds (continued)		
Nez Perce County, Idaho Pollution Control Revenue (Potlatch Project) 6.00% 10/1/24	850,000	$ 850,535
Ohio State Air Quality Development Authority Revenue Environmental Improvement		
(First Energy Generation) Series A 5.70% 8/1/20	4,320,000	5,003,899
(Pollution Control-First Energy) Series C 5.625% 6/1/18	2,370,000	2,666,321
Salt Verde, Arizona Financial Corporation Senior Gas Revenue		
5.00% 12/1/37	4,735,000	5,274,648
5.25% 12/1/24	3,050,000	3,547,791
Texas Municipal Gas Acquisition & Supply Corporation (Senior Lien) Series D 6.25% 12/15/26	6,025,000	7,638,917
Tobacco Settlement Financing Corporation, New Jersey Revenue		
Series 1A 4.50% 6/1/23	3,750,000	3,754,163
		92,595,503
Education Revenue Bonds – 6.18%		
California Municipal Finance Authority Educational Revenue (American Heritage Education Foundation Project) Series A 5.25% 6/1/26	1,000,000	1,001,130
California Statewide Communities Development Authority Revenue (California Baptist University) Series A 6.125% 11/1/33	2,215,000	2,417,650
California Statewide Communities Development Authority Student Housing Revenue (Irvine, LLC - UCI East Campus) 6.00% 5/15/23	3,150,000	3,581,771
Clifton, Texas Higher Education Finance Corporation Revenue (Uplift Education) Series A 6.00% 12/1/30	1,100,000	1,232,253
Connecticut State Health & Educational Facilities Authority Revenue (Yale University) Series A-1 5.00% 7/1/25	5,000,000	5,779,000
Marietta, Georgia Development Authority Revenue (Life University Income Project) 6.25% 6/15/20	970,000	997,548
Massachusetts State Development Finance Agency Revenue (Harvard University) Series B-1 5.25% 10/15/29	1,670,000	1,981,639
Massachusetts State Health & Educational Facilities Authority Revenue (Massachusetts Institute of Technology) Series M 5.25% 7/1/20	3,000,000	3,665,730

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Education Revenue Bonds (continued)		
New York City Trust for Cultural Resources (Whitney Museum of American Art) 5.00% 7/1/21	3,025,000	$ 3,517,531
New York State Dormitory Authority (Non State Supported Debt - Rockefeller University) Series A 5.00% 7/1/27	1,055,000	1,231,122
Ohio State Higher Educational Facility Revenue (John Carroll University) 5.50% 11/15/18	335,000	336,005
Pennsylvania State Higher Educational Facilities Authority Revenue (Drexel University) Series A 5.25% 5/1/25	5,290,000	6,034,039
Private Colleges & Universities Authority, Georgia Revenue (Mercer University Project)		
Series A 5.25% 10/1/27	2,020,000	2,209,940
Series C 5.25% 10/1/27	2,100,000	2,295,300
Troy, New York Capital Resource Corporation Revenue (Rensselaer Polytechnic) Series B 5.00% 9/1/18	2,500,000	2,883,450
University of North Carolina at Chapel Hill 5.00% 12/1/31	3,490,000	3,935,010
University of Texas, Texas Permanent University Fund Series B 5.00% 7/1/27	3,715,000	4,545,860
		47,644,978
Electric Revenue Bonds – 2.58%		
California State Department Water Resources Power Supply Revenue		
Series L 5.00% 5/1/19	6,000,000	7,124,460
Series N 5.00% 5/1/21	3,580,000	4,413,316
City Public Service Board of San Antonio, Texas 5.00% 2/1/23	5,000,000	6,114,750
Rochester, Minnesota Electric Utilities Revenue Series C 5.00% 12/1/18 (NATL-RE)	2,000,000	2,216,420
		19,868,946
Healthcare Revenue Bonds – 8.32%		
Berks County, Pennsylvania Hospital Authority Revenue (Reading Hospital & Medical Center Project) Series A-3 5.25% 11/1/24	4,405,000	5,075,441
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29	2,250,000	2,670,705
California Statewide Communities Development Authority Revenue (Kaiser Permanente) Series A 5.00% 4/1/19	5,325,000	6,266,034
Cleveland-Cuyahoga County, Ohio Port Authority Revenue (Saint Clarence - Geac) Series A 6.125% 5/1/26	715,000	710,188

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Healthcare Revenue Bonds (continued)		
Dauphin County, Pennsylvania General Authority Health System Revenue		
(Pinnacle Health System Project) Series A 6.00% 6/1/29	3,400,000	$ 3,816,840
Minneapolis, Minnesota Health Care System Revenue		
(Fairview Health Services) Series A 6.375% 11/15/23	3,710,000	4,380,174
Minneapolis, Minnesota Revenue		
(National Marrow Donor Program Project)		
5.00% 8/1/16	4,720,000	5,034,777
5.00% 8/1/18	2,500,000	2,737,925
New Jersey Health Care Facilities Financing Authority Revenue		
(Barnabas Health) Series A 5.00% 7/1/23	145,000	166,978
New York State Dormitory Authority Revenue Non State Supported Debt		
(Memorial Sloan-Kettering Cancer Center) Series 1 4.00% 7/1/21	1,600,000	1,817,792
(North Shore Long Island Jewish Health System) Series A 5.00% 5/1/23	4,000,000	4,548,280
(Orange Regional Medical Center) 6.50% 12/1/21	2,000,000	2,186,940
North Carolina Medical Care Commission Health Care Facilities Revenue		
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	780,000	788,112
Ohio State Higher Educational Facilities Commission Revenue		
(Cleveland Clinic Health System Obligation Group)		
Series A 5.00% 1/1/17	2,000,000	2,217,560
Series A 5.00% 1/1/18	1,000,000	1,141,880
Onondaga, New York Civic Development Corporation Revenue		
(St. Joseph's Hospital Health Center Project) 5.00% 7/1/25	1,000,000	1,031,640
Palm Beach County, Florida Health Facilities Authority Revenue		
(Sinai Residences Boca Raton Project-Entrance Fee)		
Series B 6.25% 6/1/23	950,000	1,016,053
Series C 6.00% 6/1/21	1,000,000	1,059,080
Pennsylvania Economic Development Financing Authority Health System Revenue		
(Albert Einstein Healthcare) Series A 6.25% 10/15/23	670,000	756,845
Rochester, Minnesota Health Care Facilities Revenue		
(Mayo Clinic)		
Series A 4.00% 11/15/30 •	3,800,000	4,272,036
Series C 4.50% 11/15/38 •	2,540,000	2,960,700

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Healthcare Revenue Bonds (continued)		
Southwestern Illinois Development Authority		
(Memorial Group) 7.125% 11/1/30	2,190,000	$ 2,407,029
St. Louis Park, Minnesota Health Care Facilities Revenue		
(Nicollet Health Services) Series C 5.50% 7/1/18	4,240,000	4,839,112
St. Mary Hospital Authority, Pennsylvania Health System Revenue		
(Catholic Health East) Series A 5.25% 11/15/16	1,200,000	1,225,860
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Revenue		
(Health East Project) 6.00% 11/15/25	1,000,000	1,034,540
		64,162,521
Housing Revenue Bonds – 0.25%		
Williston City, North Dakota		
(Eagle Crest Apartments, LLC Project) 6.25% 9/1/23	1,880,000	1,927,545
		1,927,545
Lease Revenue Bonds – 3.41%		
California Statewide Communities Development Authority Revenue		
(California Statewide Inland Regulatory Control Project) 5.25% 12/1/27	3,605,000	3,801,544
(Lancer Plaza Project) 5.125% 11/1/23	875,000	914,183
Idaho Building Authority Revenue		
(Health & Welfare Project) Series A 5.00% 9/1/24	2,800,000	3,349,696
Los Angeles County, California		
(Disney Concert Hall Parking)		
5.00% 9/1/22	1,100,000	1,313,983
5.00% 3/1/23	2,395,000	2,857,905
Minnesota State General Fund Revenue		
Series A 5.00% 6/1/27	3,265,000	3,871,441
New Jersey Economic Development Authority		
(School Facilities Construction) Series EE 5.00% 9/1/18	2,485,000	2,859,837
Public Finance Authority, Wisconsin Airport Facilities Revenue		
(AFCO Investors II) 5.00% 10/1/23 (AMT)	3,045,000	2,959,649
(Senior Obligation Group) Series B 5.00% 7/1/22 (AMT)	3,925,000	4,403,929
		26,332,167
Local General Obligation Bonds – 6.91%		
Chesterfield County, Virginia		
Series B 5.00% 1/1/19 (State Aid Witholding)	3,255,000	3,831,558
Series B 5.00% 1/1/22 (State Aid Witholding)	4,070,000	4,991,204
Chicago, Illinois Modern Schools Across Chicago		
Series J 5.00% 12/1/23 (AMBAC)	2,865,000	3,094,487

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Local General Obligation Bonds (continued)		
Conroe, Texas Independent School District		
5.00% 2/15/25 (PSF)	3,865,000	$ 4,573,648
Dallas, Texas		
5.125% 2/15/15	3,000,000	3,106,710
Fort Worth, Texas Independent School District		
(School Building) 5.00% 2/15/27 (PSF)	2,000,000	2,416,840
Henrico County, Virginia Refunding Public Improvement		
5.00% 7/15/19	4,000,000	4,767,240
5.00% 7/15/20	5,615,000	6,790,669
Houston, Texas Refunding & Public Improvement		
Series A 5.25% 3/1/28	5,000,000	5,721,450
New York City, New York		
Series A-1 5.00% 8/1/19	3,500,000	3,958,115
Series E 5.00% 8/1/23	3,685,000	4,435,082
Series G 5.25% 8/1/15	35,000	35,154
Series I 5.00% 8/1/21	995,000	1,002,821
Subseries D-1 5.00% 10/1/30	4,000,000	4,566,120
		53,291,098
Pre-Refunded/Escrowed to Maturity Bonds – 3.07%§		
Fairfax County, Virginia Public Improvement Revenue		
Series A 5.00% 4/1/20-18 (State Aid Witholding)	10,000,000	11,581,500
Maryland State & Local Facilities Loan Capital Improvement		
First Series 5.00% 3/15/19-17	3,675,000	4,133,162
Second Series 5.00% 8/1/17-16	1,500,000	1,655,550
Minnesota State		
5.00% 6/1/14	755,000	755,106
Missouri State Highways & Transportation Commission State Road Revenue		
(Second Lien) 5.25% 5/1/23-17	1,940,000	2,193,403
New York City, New York		
Series I 5.00% 8/1/21-14	5,000	5,041
Virgin Islands Public Finance Authority Revenue (Senior Lien Matching Fund Loan) Series A 5.25% 10/1/22-14	1,785,000	1,815,363
Wyoming State Loan & Investment Board Facilities Revenue		
5.00% 10/1/24-14	1,550,000	1,575,281
		23,714,406

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Resource Recovery Revenue Bonds – 0.13%		
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Subordinate Colver project) Series G 5.125% 12/1/15 (AMT)	950,000	$ 972,543
		972,543
Special Tax Revenue Bonds – 12.63%		
Baltimore, Maryland Convention Center Hotel Revenue Subordinated Series B 5.00% 9/1/16	800,000	811,416
Brooklyn Arena Local Development, New York Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	5,500,000	6,221,655
California State Economic Recovery Series A 5.25% 7/1/21	2,740,000	3,282,218
Dallas, Texas Convention Center Hotel Development Revenue		
Series A 5.00% 1/1/24	3,420,000	3,723,935
Series A 5.25% 1/1/23	5,375,000	5,956,253
Ernest N Morail-New Orleans, Louisiana Exhibition Hall Authority Special Tax Revenue 5.00% 7/15/26	6,160,000	6,836,861
Guam Government Limited Obligation Revenue (Section 30)		
Series A 5.375% 12/1/24	1,750,000	1,900,763
Series A 5.625% 12/1/29	1,125,000	1,233,979
Louisiana State Citizens Property Insurance Corporation Assessment Revenue Series C-2 6.75% 6/1/26 (ASSURED GTY)	6,350,000	7,553,706
New Jersey State Economic Development Authority Revenue		
5.00% 6/15/20	210,000	242,340
5.00% 6/15/22	1,750,000	2,016,403
5.00% 6/15/23	1,250,000	1,425,663
(School Facilities Construction) Series AA 5.50% 12/15/29	4,580,000	5,106,288
New Jersey State Transportation Trust Fund Authority Series B 5.50% 6/15/31	7,310,000	8,384,716
New York City, New York Transitional Finance Authority Future Tax Secured		
5.00% 11/1/23	2,865,000	3,540,825
Subseries A-1 5.00% 11/1/20	2,860,000	3,454,079
Subseries C 5.00% 11/1/27	4,150,000	4,972,987
Subseries E-1 5.00% 2/1/26	4,020,000	4,695,360

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Special Tax Revenue Bonds (continued)		
New York State Local Government Assistance Corporation Subordinate Lien		
Series A 5.00% 4/1/17	8,615,000	$ 9,710,569
Series A 5.00% 4/1/20	3,360,000	4,042,349
New York State Urban Development Corporation (Service Contract) Series A-1 5.00% 1/1/18	5,785,000	6,619,023
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding & Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	1,004,420
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue (Shoppes at North Village Project) Series B 5.375% 11/1/23 @	945,000	949,470
Texas State Transportation Commission Highway Fund Revenue (First Tier) 5.00% 4/1/18	1,700,000	1,903,796
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue (Capital Appreciation - Sales Tax Subordinate Lien) 6.07% 6/1/21 ^	2,655,000	1,843,048
		97,432,122
State General Obligation Bonds – 15.55%		
California State		
5.00% 2/1/20	4,250,000	5,059,200
California State Various Purposes		
5.00% 10/1/18	5,000,000	5,855,750
5.00% 11/1/19	5,245,000	6,245,484
5.25% 9/1/28	7,750,000	9,098,113
Connecticut State		
Series C 5.00% 11/1/24	2,000,000	2,309,120
Georgia State		
Series B 5.00% 7/1/17	4,810,000	5,460,119
Series I 5.00% 7/1/21	5,410,000	6,607,341
Hawaii State		
Series EH 5.00% 8/1/19	7,500,000	8,890,275
Louisiana State		
Series A 5.00% 8/1/21	6,655,000	8,071,317
Maryland State & Local Facilities Loan Capital Improvement		
Series B 5.00% 3/1/18	1,930,000	2,229,247
Minnesota State		
(Unrefunded) 5.00% 6/1/14	145,000	145,020

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
State General Obligation Bonds (continued)		
Minnesota State		
(Various Purpose)		
Series A 5.00% 8/1/19	2,020,000	$ 2,404,668
Series F 5.00% 10/1/22	8,000,000	9,861,760
Mississippi State		
Series A 5.00% 10/1/17	4,860,000	5,550,411
New Jersey State		
Series Q 5.00% 8/15/19	7,220,000	8,496,424
New York State		
Series A 5.00% 2/15/28	5,000,000	5,873,000
North Carolina State Public Improvement		
Series A 5.00% 5/1/22	2,625,000	3,184,151
Oregon State		
Series L 5.00% 5/1/26	6,000,000	6,958,020
Pennsylvania State		
Second Series 5.00% 7/1/20	2,300,000	2,751,789
Virginia State		
Series B 5.00% 6/1/23	2,000,000	2,294,600
Series D 5.00% 6/1/19	5,715,000	6,793,935
Washington State Motor Vehicle Fuel Tax		
Series B 5.00% 7/1/16	4,250,000	4,668,370
Washington State Various Purpose		
Series A 5.00% 7/1/16	1,000,000	1,098,440
		119,906,554
Transportation Revenue Bonds – 16.64%		
Bay Area, California Toll Bridge Authority Revenue		
(San Francisco Bay Area) Series F1 5.00% 4/1/34	1,665,000	1,856,858
Broward County, Florida Airport System Revenue		
Series O 5.375% 10/1/29	2,000,000	2,295,740
Chicago, Illinois O'Hare International Airport Revenue		
General-Airport-Third Lien		
Series C 5.25% 1/1/28	2,150,000	2,367,408
Dallas-Fort Worth, Texas International Airport Revenue		
Series A 5.00% 11/1/22	680,000	748,265
Delaware Transportation Authority		
Series A 5.00% 7/1/17	5,475,000	6,215,001
Houston, Texas Airports Commission Revenue Series B		
5.00% 7/1/25	1,000,000	1,135,690
5.00% 7/1/26	3,000,000	3,375,330
Idaho Housing & Finance Association Grant Revenue		
(Antic Federal Highway Transportation) Series A		
5.25% 7/15/21 (ASSURED GTY)	2,760,000	3,158,544

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Transportation Revenue Bonds (continued)		
Louisiana State Highway Improvement Revenue		
Series A 5.00% 6/15/29	5,195,000	$ 6,122,100
Maryland State Economic Development Corporation Revenue		
(Transportation Facilities Project) Series A 5.375% 6/1/25	2,535,000	2,747,509
Memphis-Shelby County, Tennessee Airport Authority Revenue		
Series D 5.00% 7/1/24	4,110,000	4,704,511
Metropolitan, New York Transportation Authority Revenue		
Series 2008C 6.50% 11/15/28	2,860,000	3,441,895
Series A 5.00% 11/15/18	2,500,000	2,923,675
Minneapolis - St. Paul, Minnesota Metropolitan Airports Commission		
Series A 5.00% 1/1/22 (AMBAC)	5,000,000	5,533,000
New York State Thruway Authority Revenue		
Series A 5.00% 5/1/19	7,265,000	8,488,499
Series J 5.00% 1/1/27	5,705,000	6,677,816
North Texas Tollway Authority Revenue (First Tier)		
Series A 6.00% 1/1/20	3,925,000	4,531,177
Series E-3 5.75% 1/1/38 •	3,750,000	4,033,575
(Special Projects System) Series A 5.00% 9/1/17	1,000,000	1,137,730
Pennsylvania State Turnpike Commission Revenue		
Series A 5.25% 12/1/20 (AMBAC)	1,230,000	1,260,664
Subordinate Series A-1 5.00% 12/1/29	3,590,000	4,041,371
Phoenix, Arizona Civic Improvement Corporation Airport Revenue		
(Junior Lien) Series A 5.00% 7/1/26	7,500,000	8,598,000
Port Authority of New York & New Jersey Special Project		
(JFK International Air Terminal) 6.50% 12/1/28	8,300,000	8,691,262
Sacramento County, California Airport System Revenue		
5.00% 7/1/24	1,425,000	1,630,143
(PFC/Grant) Series D 5.50% 7/1/28	2,020,000	2,317,889
San Francisco, California City & County Airports Commission		
Series D 5.00% 5/1/25	2,000,000	2,323,520
St. Louis, Missouri Airport Revenue		
(Lambert-St. Louis International) Series A-1 6.125% 7/1/24	3,780,000	4,453,936
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue		
(LBJ Infrastructure) 7.50% 6/30/33	3,625,000	4,469,045

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)		
Transportation Revenue Bonds (continued)		
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue (Mobility Partners)		
7.00% 12/31/38 (AMT)	3,750,000	$ 4,661,887
7.50% 12/31/31	3,765,000	4,597,404
Triborough, New York Bridge & Tunnel Authority Revenue		
Series A 5.00% 11/15/17	1,720,000	1,971,154
Virginia Commonwealth Transportation Board (Gans-Garvee) 5.00% 3/15/24	6,500,000	7,863,440
		128,374,038
Water & Sewer Revenue Bonds – 4.91%		
Arizona State Water Infrastructure Finance Authority Revenue (Water Quality)		
Series A 5.00% 10/1/20	1,500,000	1,807,350
Series A 5.00% 10/1/21	2,430,000	2,816,807
Atlanta, Georgia Water & Wastewater Revenue		
Series A 6.00% 11/1/25	2,925,000	3,586,986
Series B 5.50% 11/1/23 (AGM)	3,000,000	3,450,930
Massachusetts State Water Pollution Abatement Trust 5.00% 8/1/16	2,170,000	2,391,362
New York City, New York Municipal Water Finance Authority Water & Sewer System 5.00% 6/15/21 (AMBAC)	1,180,000	1,210,751
New York State Environmental Facilities Corporation Revenue (State Clean Water & Drinking Water Revolving Foundation)		
Series A 5.00% 6/15/22	1,405,000	1,620,176
Series D 5.00% 9/15/23	3,360,000	3,801,504
Portland, Oregon Sewer System Revenue (First Lien)		
Series A 5.00% 6/15/18	4,000,000	4,646,840
Sacramento, California Water Revenue		
5.00% 9/1/26	3,160,000	3,769,943
San Francisco, California City & County Public Utilities Commission		
Series A 5.00% 11/1/27	7,430,000	8,745,630
		37,848,279
Total Municipal Bonds (cost $664,346,667)		**714,070,700**

	Principal amount°	Value (U.S. $)
Short-Term Investments – 0.93%		
Variable Rate Demand Notes – 0.93%¤		
Arizona State University Series A 0.06% 7/1/34 (LOC-JP Morgan Chase Bank, N.A.)	500,000	$ 500,000
California Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation) Series B 0.01% 9/1/37 (LOC-Wells Fargo Bank, N.A.)	750,000	750,000
Colorado Educational & Cultural Facilities Authority (National Jewish Federation) Series B4 0.03% 12/1/35 (LOC-TD Bank, N.A.)	2,525,000	2,525,000
Idaho State University Foundation (L.E. & Thelma Stephens Project) 0.06% 5/1/21 (LOC-Wells Fargo Bank, N.A.)	920,000	920,000
Mississippi Business Finance (Chevron USA) Series I 0.02% 11/1/35	2,500,000	2,500,000
Total Short-Term Investments (cost $7,195,000)		7,195,000
Total Value of Securities – 93.51% (cost $671,541,667)		721,265,700
Receivables and Other Assets Net of Liabilities – 6.49%		50,095,265
Net Assets – 100.00%		$ 771,360,965

@ Illiquid security. At May 31, 2014, the aggregate value of illiquid securities was $949,470, which represents 0.12% of the Fund's net assets. See Note 3 in "Notes."

¤ Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of May 31, 2014.

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

• Variable rate security. The rate shown is the rate as of May 31, 2014. Interest rates reset periodically.

^ Zero coupon security. The rate shown is the yield at the time of purchase.

§ Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
FGIC – Insured by Financial Guaranty Insurance Company
LOC – Letter of Credit
N.A. – North America
NATL-RE – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Tax Free Fund – Delaware Tax-Free USA Intermediate Fund (Fund). This report covers the period of time since the Fund's last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken for all open federal income tax years (Aug. 31, 2010 – Aug. 31, 2013), and has concluded that no provision for federal income tax is required in the Fund's financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net

investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At May 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$671,876,561
Aggregate unrealized appreciation	$ 50,024,542
Aggregate unrealized depreciation	(635,403)
Net unrealized appreciation	$ 49,389,139

For federal income tax purposes, at Aug. 31, 2013, capital loss carryforwards of $5,512,801, may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $5,428,954 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Post-enactment losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character	
Short-term	Long-term
$83,847	$—

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 – Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 – Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 – Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of May 31, 2014:

	Level 2
Municipal Bonds	$714,070,700
Short-Term Investments	7,195,000
Total	$721,265,700

During the period ended May 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2014, there were no Level 3 investments.

3. Geographic, Credit, and Market Risks

The Fund concentrates its investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Fund has the flexibility to invest in issuers in U.S. territories such as Puerto Rico, the U.S. Virgin Island, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Fund's investments may be adversely affected by new legislation within the U.S. states or U.S. territories, regional or local economic conditions, and differing levels of supply and demand for

municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2014, 3.82% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

As of May 31, 2014, the Fund invested in municipal bonds issued by the states of California and New York that constituted approximately 12.45% and 15.45%, respectively, of the Fund's portfolio. These investments could make the Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor's Financial Services LLC (S&P) and lower than Baa3 by Moody's Investor Services Inc. (Moody's), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund may invest in advanced refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will

often receive a rating of AAA from Moody's, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of May 31, 2014, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2014 that would require recognition or disclosure in the Fund's schedule of investments.